Emerging Markets 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	2.50%	2.55%
S&P Emerging 50 ADR Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.67%	3.24%	4.96%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	(6.58%)	(0.99%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.57%	(7.07%)	(1.33%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	(5.03%)	(0.88%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.00%	(6.77%)	(0.71%)